FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	NOTE 9 – FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in interest rates, exchange rates and the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
Fair values versus carrying amounts
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2018.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets at amortized cost	Liabilities at amortized cost	Fair value recognized in profit or loss	Investments in equity instruments at FVOCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,943	—	2,943	—	—	—	—
Restricted cash *	157	—	157	—	—	—	—
Trade accounts receivable and other	4,839	—	4,839	—	—	—	—
Inventories	17,745	17,745	—	—	—	—	—
Prepaid expenses and other current assets	2,802	1,516	741	—	—	—	545
Assets held for sale	2,943	2,943	—	—	—	—	—
Total current assets	31,429	22,204	8,680	—	—	—	545

Non-current assets:
Goodwill and intangible assets	5,451	5,451	—	—	—	—	—
Property, plant and equipment and biological assets	34,290	34,266	—	—	24	—	—
Investments in associates and joint ventures	4,711	4,711	—	—	—	—	—
Other investments	1,247	—	—	—	—	1,247	—
Deferred tax assets	7,496	7,496	—	—	—	—	—
Other assets	2,340	346	914	—	—	—	1,080
Total non-current assets	55,535	52,270	914	—	24	1,247	1,080
Total assets	86,964	74,474	9,594	—	24	1,247	1,625

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	4,556	—	—	4,556	—	—	—
Trade accounts payable and other	12,418	—	—	12,418	—	—	—
Short-term provisions	491	477	—	14	—	—	—
Accrued expenses and other liabilities	4,090	1,216	—	2,601	—	—	273
Income tax liabilities	312	312	—	—	—	—	—
Liabilities held for sale	846	846	—	—	—	—	—
Total current liabilities	22,713	2,851	—	19,589	—	—	273

Non-current liabilities:
Long-term debt, net of current portion	8,963	—	—	8,963	—	—	—
Deferred tax liabilities	2,506	2,506	—	—	—	—	—
Deferred employee benefits	7,408	7,408	—	—	—	—	—
Long-term provisions	1,652	1,652	—	—	—	—	—
Other long-term obligations	1,387	404	—	665	—	—	318
Total non-current liabilities	21,916	11,970	—	9,628	—	—	318

Equity:
Equity attributable to the equity holders of the parent	40,320	40,320	—	—	—	—	—
Non-controlling interests	2,015	2,015	—	—	—	—	—
Total equity	42,335	42,335	—	—	—	—	—
Total liabilities and equity	86,964	57,156	—	29,217	—	—	591
*    Restricted cash of 157 includes a cash deposit of 111 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2018, respectively.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,247	—	—	1,247
Derivative financial current assets	—	545	—	545
Derivative financial non-current assets	—	40	1,040	1,080
Total assets at fair value	1,247	585	1,040	2,872
Liabilities at fair value:
Derivative financial current liabilities	—	99	174	273
Derivative financial non-current liabilities	—	138	180	318
Total liabilities at fair value	—	237	354	591

As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,444	—	—	1,444
Derivative financial current assets	—	87	—	87
Derivative financial non-current assets	—	5	984	989
Total assets at fair value	1,444	92	984	2,520
Liabilities at fair value:
Derivative financial current liabilities	—	247	78	325
Derivative financial non-current liabilities	—	158	186	344
Total liabilities at fair value	—	405	264	669

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs. The decrease in the investments in equity instruments at FVOCI is primarily related to the share price evolution of Ereĝli Demir ve Çelik Fabrikalari T.A.S. (“Erdemir”).
Portfolio of derivatives

Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy and emission rights. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.

The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2018 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	2,485	118	956	(14)
Forward sale of contracts	869	23	618	(18)
Currency swaps sales	—	—	1,000	(137)
Exchange option purchases	1,393	12	228	(1)
Exchange options sales	1,478	17	225	(2)
Total foreign exchange rate instruments		170		(172)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	160	9	112	(34)
Term contracts purchases	717	406	416	(31)
Options sales/purchases	6	—	14	—
Total raw materials (base metal), freight, energy, emission rights		415		(65)
Total		585		(237)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2017 is as follows:

	Assets			Liabilities
	Notional Amount	Fair Value	Average rate[1]	Notional Amount	Fair Value	Average rate[1]
Interest rate swaps - Fixed rate borrowings/loans	6	—	0.98%	6	—	1.01%

Foreign exchange rate instruments
Forward purchase of contracts	586	8		3,939	(140)
Forward sale of contracts	525	17		774	(11)
Currency swaps purchases	—	—		9	(7)
Currency swaps sales	—	—		1,000	(157)
Exchange option purchases	—	—		338	(7)
Exchange options sales	—	—		319	(5)
Total foreign exchange rate instruments		25			(327)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	20	1		467	(38)
Term contracts purchases	796	65		534	(40)
Option sales/purchases	9	1		—	—
Total raw materials (base metal), freight, energy, emission rights		67			(78)
Total		92			(405)

1.	The average rate is determined for fixed rate instruments on basis of the U.S. dollar and foreign currency rates and for variable rate instruments generally on the basis of Euribor or Libor.

Derivative financial non-currents assets classified as Level 3 refer to the call option on the 1,000 mandatory convertible bonds. The fair valuation of Level 3 derivative instruments is established at each reporting date including an analysis of changes in the fair value measurement since the last period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
ArcelorMittal calculates the fair value of the call option on the 1,000 mandatory convertible bonds through the use of binomial valuation models. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period. Observable input data used in the valuations include zero coupon yield curves, stock market prices, European Central Bank foreign exchange fixing rates and Libor interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computes unobservable volatility data based mainly on the movement of stock market prices observable in the active market over 90 working days.
Derivative financial non-current liabilities classified as Level 3 relate to a pellet purchase agreement that contains a special payment that varies according to the price of steel in the United States domestic market (“domestic steel price”). The Company concluded that this payment feature was an embedded derivative not closely related to the host contract. ArcelorMittal establishes the fair valuation of the special payment by comparing the current forecasted domestic steel price to the projected domestic steel price at the inception of the contract. Observable input data includes third-party forecasted domestic steel prices. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available or not consistent with the Company’s views on future prices and refer specifically to domestic steel prices beyond the timeframe of available third-party forecasts. As of March 1, 2018, the Company designated a portion of the embedded derivative as a cash flow hedge of the contractually specified hot-rolled coiled steel index price risk associated with the Company’s forecasted steel sales.
The following table summarizes the reconciliation of the fair value of the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment as of June 30, 2018 and June 30, 2017:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement
Balance as of December 31, 2016	175	(33)
Change in fair value	308	(11)
Balance as of June 30, 2017	483	(44)
Change in fair value	501	(220)
Balance as of December 31, 2017	984	(264)
Change in fair value [1]	56	(90)
Balance as of June 30, 2018	1,040	(354)
1.
The change in fair value is recorded in "Financing costs - net", except for the portion of the special payment in the pellet purchase agreement designated as a cash flow hedge which are recorded in other comprehensive income.